INCOME TAX AND SOCIAL CONTRIBUTION - Schedule of estimate of tax credit realization (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	R$ 4,474,124	R$ 3,051,628
Within 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	273,887
From 1 to 2 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	216,750
From 2 to 3 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	644,339
From 3 to 4 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	623,869
From 4 to 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	982,785
From 5 to 8 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	1,119,631
From 8 to 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	R$ 612,863